S000030388 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	19.16%	1.14%	4.01%
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.28%	(0.21%)	3.12%
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.21%	0.26%	2.74%
Institutional Class Shares | JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.30%	1.78%	4.40%
Institutional Class Shares | JP Morgan GBI-EM GD (Net) Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.75%	1.00%	3.82%
Institutional Class Shares | JP Morgan GBI-EM GD Index
Prospectus [Line Items]
Average Annual Return, Percent	19.26%	1.12%	3.88%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	14.11%	0.03%	3.33%	[1]
Class A Shares | JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.30%	1.78%	4.40%
Class A Shares | JP Morgan GBI-EM GD (Net) Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.75%	1.00%	3.82%
Class A Shares | JP Morgan GBI-EM GD Index
Prospectus [Line Items]
Average Annual Return, Percent	19.26%	1.12%	3.88%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.22%	0.16%	3.15%	[1]
Class C Shares | JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.30%	1.78%	4.40%
Class C Shares | JP Morgan GBI-EM GD (Net) Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.75%	1.00%	3.82%
Class C Shares | JP Morgan GBI-EM GD Index
Prospectus [Line Items]
Average Annual Return, Percent	19.26%	1.12%	3.88%

[1]	Class C Shares performance reflects conversion to Class A Shares after eight years.